GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 9. GOODWILL AND INTANGIBLE ASSETS, NET

Intangibles assets and goodwill net are as follows:

	December 31, 2020	December 31, 2019
In millions of COP
Intangible assets	495,606	538,958
Goodwill	7,011,715	6,694,354
Total	7,507,321	7,233,312

9.1. Intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2020 and 2019, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2020

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	19,375	768,923	377,815	1,166,113
Acquisitions	-	106,404	-	106,404
Write off	-	(68,484)	-	(68,484)
Foreign currency translation adjustment	918	16,475	17,911	35,304
Balance at December 31, 2020	20,293	823,318	395,726	1,239,337

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2020	(11,071)	(342,229)	(273,855)	(627,155)
Write off	-	68,484	-	68,484
Amortization expense(1)	(3,118)	(113,452)	(47,184)	(163,754)
Foreign currency translation adjustment	(306)	(11,324)	(9,676)	(21,306)
Balance at December 31, 2020	(14,495)	(398,521)	(330,715)	(743,731)

Intangible assets at December 31, 2020, net	5,798	424,797	65,011	495,606

(1)	Licenses, software and computer applications includes cancellations of Core Factoring and sede 30 projects amounted to COP 6,879 and COP 2,716.

As of December 31, 2019

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	19,213	654,394	374,658	1,048,265
Acquisitions	-	114,230	-	114,230
Write off	-	(2,121)	-	(2,121)
Foreign currency translation adjustment	162	2,420	3,157	5,739
Balance at December 31, 2019	19,375	768,923	377,815	1,166,113

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	(8,234)	(256,694)	(219,885)	(484,813)
Write off	-	2,085	-	2,085
Amortization expense	(2,772)	(86,132)	(52,200)	(141,104)
Foreign currency translation adjustment	(65)	(1,488)	(1,770)	(3,323)
Balance at December 31, 2019	(11,071)	(342,229)	(273,855)	(627,155)

Intangible assets at December 31, 2019, net	8,304	426,694	103,960	538,958

As of December 31, 2020 and 2019, the assessment made by the Bank indicates there is no evidence of impairment of intangible assets.

As of December 31, 2020 and 2019, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.

Research and development costs related to software development

During the period ending at December 31, 2020, 2019 and 2018, the Bank incurred costs that are directly related to software development in the amounts of COP 18,736, COP 85,532 and COP 78,222, respectively. These costs were the result of the analysis and design and implementation of the transformation projects, the most representative of which are: change in core collections, transactional switch and technology modernization project. The expenses were recorded mainly as fees paid in the line ‘Other administrative and general expenses’ of the consolidated statement of income.

Intangibles which did not meet the criteria to be recognized as assets

During the period ended December 31, 2020, 2019 and 2018, the Bank has recognized in the statement of income the amount of COP 86,168, COP 48,584 and 41,690, respectively, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characterists to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.

9.2   Goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2020	December 31, 2019
In millions of COP
Balance at beginning of the year, net	6,694,354	6,638,403
Effect of change in foreign exchange rate(1)	317,361	55,951
Balance at end of the year, net	7,011,715	6,694,354
(1)	The conversion rate from US dollars to Colombian pesos at the end of December 31, 2020 is COP 3,432.50 (in pesos) and 2019 is COP 3,277.14 (in pesos). See Note 2.D.3.

The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed.

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	Growth rate
Operating segment	Goodwill 2020	Valuation Methodology	Key Assumptions	(real)	(real)
In millions of COP
Banking El Salvador	968,223	Discounted Cash flow	5 years plan	14.50%	3.70%
Banking Panama	5,242,361	Discounted Cash flow	5 years plan	8.60%	5.80%
Banking Guatemala	801,131	Discounted Cash flow	5 years plan	10.80%	5.10%

In 2020 and 2019, the Bank tested the aforementioned goodwill for impairment purposes at the following operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represents a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensures the alignment with the approach used by the CODM to make decisions about resources to be allocated to the segments and assess its performance.

Sensitivity analysis:

In order to assess the impact of changes in certain significant inputs such as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank undertook a sensitivity analysis of these inputs through alternative scenarios.

The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis:

As of December 31, 2020

Banking Panama

	Discount rate
Growth rate	9.10%	8.60%	8.10%
5.80%	COP 10,825,415	COP 12,875,675	COP 15,818,601

	Growth rate
Discount rate	5.30%	5.80%	6.30%
8.60%	COP 11,445,342	COP 12,875,675	COP 14,927,894

Banking El Salvador

	Discount rate
Growth rate	15.00%	14.50%	14.00%
3.70%	COP 2,767,605	COP 2,910,600	COP 3,067,742

	Growth rate
Discount rate	3.20%	3.70%	4.20%
14.50%	COP 2,860,861	COP 2,910,600	COP 2,965,172

Banking Guatemala

	Discount rate
Growth rate	11.30%	10.80%	10.30%
5.10%	COP 3,183,867	COP 3,511,578	COP 3,903,315

	Growth rate
Discount rate	4.60%	5.10%	5.60%
10.80%	COP 3,347,817	COP 3,511,578	COP 3,706,836

As of December 31, 2019

Banking Panama

	Discount rate
Growth rate	8.90%	8.40%	7.90%
6.70%	COP 9,801,900	COP 12,864,721	COP 18,487,028

	Growth rate
Discount rate	6.20%	6.70%	7.20%
8.40%	COP 10,827,366	COP 12,864,721	COP 16,599,874

Banking El Salvador

	Discount rate
Growth rate	12.50%	12.00%	11.50%
4.10%	COP 3,110,435	COP 3,310,969	COP 3,538,828

	Growth rate
Discount rate	3.60%	4.10%	4.60%
12.00%	COP 3,232,992	COP 3,310,969	COP 3,399,482

Banking Guatemala

	Discount rate
Growth rate	10.90%	10.40%	9.90%
5.20%	COP 2,099,213	COP 2,325,334	COP 2,600,045

	Growth rate
Discount rate	4.70%	5.20%	5.70%
10.40%	COP 2,196,032	COP 2,325,334	COP 2,482,145

The Bank considers goodwill as an asset with indefinite useful life.